Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Stock Compensation
Schedule of summary of Company's stock option activity

				Weighted average
	Number of shares			exercise price
	December 31,			December 31,
	2020	2019	2018	2020	2019	2018
Outstanding, beginning of year	—	—	22,615	$—	$—	$13.13
Granted	—	—	—	—	—	—
Exercised	—	—	(22,615)	—	—	13.13
Forfeited or expired	—	—	—	—	—	—
Outstanding, end of year	—	—	—	$—	$—	$—
Exercisable, end of year	—	—	—	$—	$—	$—